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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/05
                                               -------

Check Here if Amendment /X/; Amendment Number: 24
                                               --
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Investment Counsel LLC
                 -------------------------------
   Address:      26435 Carmel Rancho Blvd.
                 -------------------------------
                 Carmel, CA 93923
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-4792
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Peter Neumeier                 Carmel, California   5/12/05
   -------------------------------    ------------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Investment Counsel LLC
       ---------------          ------------------------------------

    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          30
                                        --------------------

Form 13F Information Table Value Total:      $174594
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Investment Counsel LLC
    ------       -----------------         --------------------------------

    [Repeat as necessary.

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                      FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COL. 6     COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                      VALUE    SHARES/   SH/   PUT/     INVSTMT     OTHER    ----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL     DSCRETN    MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Amerigroup Corp.                COM        03073T102     3254     89000                     89000    NONE     45600    43400
Andrx Group                     COM        034553107     7577    334225                    334225            177300   156925
Aspect Communications           COM        04523Q102     6302    605375                    605375            368500   236875
Briggs & Stratton
Corporation                     COM        109043109     4278    117500                    117500             62100    55400
Colonial BancGroup Inc.         COM        195493309     7752    377800                    377800            214700   163100
Doral Financial
Corporation                     COM        25811P100     7429    339391                    339391            178925   160466
ElkCorp                         COM        287456107     8682    225750                    225750            126450    99300
Epicor Software Corp            COM        29426L108     3854    295000                    295000            156400   138600
FTI Consulting                  COM        302941109     8963    434250                    434250            227400   206850
Headwaters Inc.                 COM        42210P102     2880     87750                     87750             49800    37950
Holly Corporation               COM        435758305     5453    146300                    146300             88400    57900
Humana Inc.                     COM        444859102     3858    120800                    120800             63000    57800
Impax Laboratories Inc.         COM        45256B101     2268    141750                    141750             77500    64250
Jacobs Engineering Group        COM        469814107     6359    122475                    122475             66900    55575
Maverick Tube Corp.             COM        577914104     2711     83400                     83400             47200    36200
Mercury General Corp.           COM        589400100     4853     87825                     87825             47450    40375
National Oilwell Varco
Inc.                            COM        637071101     9886    211700                    211700            113500    98200
Natural Resource
Partnership                     MLP        63900P103     2152     40250                     40250              8600    31650
Newfield Exploration            COM        651290108     9477    127625                    127625             69850    57775
Nuveen Investments Inc.         CLA        67090F106     7413    216000                    216000            136600    79400
Par Pharmaceutical Co.          COM        69888P106     2098     62725                     62725             33150    29575
Pier 1 Imports, Inc.            COM        720279108     3573    196000                    196000            104000    92000
Platinum Underwriters           COM        G7127P100     6686    225125                    225125            119100   106025
Premiere Global Services        COM        740585104    10516    928950                    928950            502650   426300
Remington Oil & Gas Corp.       COM        759594302     7430    235725                    235725            127750   107975
Renaissance RE                  COM        G7496G103     2967     63525                     63525             28200    35325

                           FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5          COL. 6     COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                      VALUE    SHARES/   SH/   PUT/     INVSTMT     OTHER    ----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL     DSCRETN    MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
RPC Inc.                        COM        749660106     3478    228974                    228974    NONE    135450    93524
Tuesday Morning                 COM        899035505     8014    277574                    277574            145349   132225
Watson Pharmaceuticals          COM        942683103     4861    158200                    158200            116000    42200
World Fuel Services Corp.       COM        981475106     9570    303800                    303800            156400   147400